Net Income (loss) per share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income (loss) per share

Note 21. Net Income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) applicable to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted net income (loss) per share reflects the potential dilution of securities that could share in the earnings of an entity using the treasury method or the if-converted method, if applicable. The calculation of diluted net income (loss) per share gives effect to common share equivalents; however, potential common shares are excluded if their effect is anti-dilutive. Share-based options, warrants, and convertible notes are considered common share equivalents and are only included in the calculation of diluted earnings per common share when net income is reported and their effect is dilutive.

The following securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive:

●	Stock options and RSUs: 1,249,330 shares
●	Warrants: 444,982 shares
●	Convertible notes: 8,251,027 shares

A reconciliation of the numerators and denominators is as follows:

	For the Three Months Ended
	March 31,
	2026	2025
Numerator:
Net loss available to common shareholders	$(20,011,821)	$(1,439,490)
Less: Net loss attributable to the noncontrolling interest	(96,057)	(6,910)
Net loss attributable to common shareholders	$(19,915,764)	$(1,432,580)
Denominator:
Basic and diluted weighted average number of common shares outstanding	13,959,245	1,067,213
Basic and diluted net loss per common share outstanding	$(1.43)	$(1.34)

Note 21. Net Loss per Share

Basic net income (loss) per share is computed by dividing net income (loss) applicable to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted net income (loss) per share reflects the potential dilution of securities that could share in the earnings of an entity using the treasury method or the if-converted method, if applicable. The calculation of diluted net income (loss) per share gives effect to common share equivalents; however, potential common shares are excluded if their effect is anti-dilutive. Convertible Series B Preferred Stock issued and outstanding, and share-based options are considered common share equivalents and are only included in the calculation of diluted earnings per common share when net income is reported and their effect is dilutive.

The following securities were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive:

●	Stock options and RSU’s: 558,101 shares
●	Warrants: 444,982 shares

A reconciliation of the numerators and denominators is as follows:

	For the Years Ended
	December 31,
	2025	2024
Numerator:
Net loss available to common shareholders	$(39,815,021)	$(3,923,998)
Less: Net loss attributable to the noncontrolling interest	(191,112)	(18,717)
Net loss attributable to common shareholders	$(39,623,909)	$(3,905,281)
Denominator:
Basic and diluted weighted average number of common shares outstanding	9,804,075	5,056,870
Basic and diluted net loss per common share outstanding	$(4.04)	$(0.77)